Schedule of Investments
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–90.34%
Brazil–4.20%
Multiplan Empreendimentos Imobiliarios S.A.	1,414,000	$7,270,396
Wilson Sons Holdings Brasil S.A.	558,897	7,325,101
		14,595,497
Canada–13.90%
Calian Group Ltd.	229,300	12,676,017
Dorel Industries, Inc., Class B	21,951	169,968
E-L Financial Corp. Ltd.	13,106	9,256,968
Information Services Corp.	404,100	8,032,544
Total Energy Services, Inc.(a)	722,190	4,505,925
TransGlobe Energy Corp.(a)	3,079,569	11,208,286
Trican Well Service Ltd.(a)	839,308	2,497,481
		48,347,189
China–1.45%
Tongcheng Travel Holdings Ltd.(a)(b)	2,846,800	5,048,702
Denmark–0.99%
TCM Group A/S(b)	183,645	3,437,294
Egypt–3.23%
Eastern Co. S.A.E.	5,694,856	3,741,533
Integrated Diagnostics Holdings PLC(b)	6,300,100	7,496,854
		11,238,387
Estonia–0.01%
Silvano Fashion Group A/S, Class A(a)	26,900	28,192
France–9.33%
Groupe Gorge S.A.	179,000	3,697,527
Guillemot Corp.(c)	200,116	3,240,898
Kaufman & Broad S.A.	173,837	5,743,342
Linedata Services	58,928	2,717,371
Metropole Television S.A.	125,460	2,471,231
Neurones	70,000	2,807,551
Precia S.A.	315,554	11,757,556
		32,435,476
Georgia–1.58%
TBC Bank Group PLC	380,586	5,483,773
Germany–1.66%
MorphoSys AG(a)	36,120	989,051
VITA 34 AG(a)	296,986	4,784,774
		5,773,825
Greece–1.58%
European Reliance General Insurance Co. S.A.	655,000	5,478,349
India–1.23%
Emami Ltd.	727,660	4,287,875
Indonesia–4.00%
PT Kalbe Farma Tbk	31,056,200	3,481,346
PT Mitra Keluarga Karyasehat Tbk(b)	33,056,300	4,995,012
Shares		Value
Indonesia–(continued)
PT Pakuwon Jati Tbk(a)	161,499,300	$5,438,006
		13,914,364
Ireland–0.52%
Origin Enterprises PLC	405,000	1,789,926
Italy–3.24%
Danieli & C. Officine Meccaniche S.p.A., RSP	266,310	4,236,782
Openjobmetis Spa agenzia per il lavoro	340,146	4,275,960
Technogym S.p.A.(b)	346,546	2,745,064
		11,257,806
Japan–2.83%
Nabtesco Corp.	134,800	3,570,777
Zuken, Inc.	255,900	6,285,535
		9,856,312
Kenya–2.08%
Vivo Energy PLC(b)	4,044,516	7,243,987
Malaysia–2.21%
Bursa Malaysia Bhd.	2,283,700	3,836,583
Heineken Malaysia Bhd.	720,700	3,856,105
		7,692,688
Malta–0.52%
Kindred Group PLC, SDR	164,971	1,800,147
Mexico–5.00%
Bolsa Mexicana de Valores S.A.B. de C.V.	4,325,494	9,146,821
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,101,066	8,238,897
		17,385,718
Netherlands–1.02%
SBM Offshore N.V.	223,727	3,555,435
New Zealand–0.79%
Freightways Ltd.	321,903	2,749,571
Poland–2.87%
LiveChat Software S.A.	238,000	5,775,773
Mo-BRUK S.A.	31,900	3,072,272
Skarbiec Holding S.A.(a)(b)	166,000	1,116,248
		9,964,293
Romania–2.01%
Fondul Proprietatea S.A.	14,855,342	6,998,450
Singapore–0.90%
XP Power Ltd.	69,000	3,133,503
South Africa–2.91%
Combined Motor Holdings Ltd.	2,114,569	4,177,056
Karooooo Ltd.(a)	200,000	5,930,000
		10,107,056
South Korea–1.35%
Douzone Bizon Co. Ltd.	52,160	1,988,565

See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

Shares		Value
South Korea–(continued)
LEENO Industrial, Inc.	17,800	$2,697,913
		4,686,478
Sweden–0.52%
Proact IT Group AB	249,786	1,814,987
Switzerland–1.29%
Kardex Holding AG	19,600	4,486,314
United Kingdom–14.92%
4imprint Group PLC	65,000	2,386,367
Bioventix PLC	32,000	1,403,296
Character Group PLC (The)	440,000	3,409,906
Clarkson PLC	142,000	6,855,127
DCC PLC	85,518	6,628,063
Eurocell PLC	1,106,000	3,126,648
HomeServe PLC	422,495	4,655,414
IG Group Holdings PLC	601,455	6,454,537
Jupiter Fund Management PLC	315,948	854,485
Mortgage Advice Bureau Holdings Ltd.	673,446	10,106,410
Savills PLC	413,099	6,004,580
		51,884,833
United States–1.74%
Epsilon Energy Ltd.	940,380	6,065,451
Vietnam–0.46%
Masan Consumer Corp.	312,300	1,581,975
Total Common Stocks & Other Equity Interests (Cost $237,972,361)		314,123,853
Shares		Value
Money Market Funds–9.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	10,969,547	$10,969,547
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	8,002,171	7,999,770
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	12,536,625	12,536,625
Total Money Market Funds (Cost $31,508,249)		31,505,942
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.40% (Cost $269,480,610)		345,629,795
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.01%
Invesco Private Government Fund, 0.31%(d)(e)(f)	6,666	6,666
Invesco Private Prime Fund, 0.34%(d)(e)(f)	13,589	13,588
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,252)		20,254
TOTAL INVESTMENTS IN SECURITIES—99.41% (Cost $269,500,862)		345,650,049
OTHER ASSETS LESS LIABILITIES–0.59%		2,062,577
NET ASSETS–100.00%		$347,712,626
Investment Abbreviations:
RSP	– Registered Savings Plan Shares
SDR	– Swedish Depository Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $32,083,161, which represented 9.23% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,144,542	$6,628,488	$(4,803,483)	$-	$-	$10,969,547	$1,637
Invesco Liquid Assets Portfolio, Institutional Class	6,699,851	4,734,634	(3,431,060)	(2,399)	(1,256)	7,999,770	934
Invesco Treasury Portfolio, Institutional Class	10,450,906	7,575,415	(5,489,696)	-	-	12,536,625	969
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	68,922	1,388,997	(1,451,253)	-	-	6,666	17*
Invesco Private Prime Fund	160,819	3,140,749	(3,287,696)	-	(284)	13,588	170*
Investments in Other Affiliates:
Precia S.A.**	14,126,366	-	(584,735)	(2,170,493)	386,418	11,757,556	-
Total	$40,651,406	$23,468,283	$(19,047,923)	$(2,172,892)	$384,878	$43,283,752	$3,727

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

**	At March 31, 2022, this security was was no longer an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$14,595,497	$—	$—	$14,595,497
Canada	48,347,189	—	—	48,347,189
China	—	5,048,702	—	5,048,702
Denmark	—	3,437,294	—	3,437,294
Egypt	3,741,533	7,496,854	—	11,238,387
Estonia	—	28,192	—	28,192
France	—	32,435,476	—	32,435,476
Georgia	—	5,483,773	—	5,483,773
Germany	—	5,773,825	—	5,773,825
Greece	—	5,478,349	—	5,478,349
India	—	4,287,875	—	4,287,875
Indonesia	—	13,914,364	—	13,914,364
Ireland	—	1,789,926	—	1,789,926
Italy	—	11,257,806	—	11,257,806
Japan	—	9,856,312	—	9,856,312
Kenya	—	7,243,987	—	7,243,987
Malaysia	—	7,692,688	—	7,692,688
Malta	—	1,800,147	—	1,800,147
Mexico	17,385,718	—	—	17,385,718
Netherlands	—	3,555,435	—	3,555,435
New Zealand	—	2,749,571	—	2,749,571
Poland	—	9,964,293	—	9,964,293
Romania	—	6,998,450	—	6,998,450
Singapore	—	3,133,503	—	3,133,503
South Africa	5,930,000	4,177,056	—	10,107,056
South Korea	—	4,686,478	—	4,686,478
Sweden	—	1,814,987	—	1,814,987
Switzerland	—	4,486,314	—	4,486,314
United Kingdom	—	51,884,833	—	51,884,833
United States	6,065,451	—	—	6,065,451
Vietnam	—	1,581,975	—	1,581,975
Money Market Funds	31,505,942	20,254	—	31,526,196
Total Investments	$127,571,330	$218,078,719	$—	$345,650,049
Invesco EQV International Small Company Fund